Retirement Plans (Details) - Schedule of the Beginning and Ending Balances of the Accumulated Benefit Obligation - USD ($)	1 Months Ended
	Dec. 31, 2023	Dec. 30, 2023
Accumulated Benefit Obligation [Member]
Schedule of the Beginning and Ending Balances of the Accumulated Benefit Obligation [Line Items]
Defined Benefit Plan, Benefit Obligation Begining Balance		$ 2,288,273
Service cost		4,278
Interest cost		1,943
Actuarial (gain) loss		7,979
Benefits paid		(905)
Ordinary contributions paid by employees		4,005
Contributions paid by plan participants		769
Settlements		(6,372)
Projected benefit obligation as of December 31, 2023		2,299,970
Actuarial (gain)/loss due to assumption changes	$ 8,834
Actuarial (gain)/loss due to plan experience	(855)
Defined Benefit Plan, Benefit Obligation Ending Balance	2,307,949
Plan Assets [Member]
Schedule of the Beginning and Ending Balances of the Accumulated Benefit Obligation [Line Items]
Defined Benefit Plan, Plan Assets Begining Balance	$ 1,739,889
Actual return on plan assets		2,283
Contributions paid by employer		4,005
Ordinary contributions paid by employees		4,005
Contributions paid by plan participants		769
Benefits paid		(905)
Settlements		(6,372)
Defined Benefit Plan, Plan Assets Ending Balance		$ 1,743,674